NOTE 20: EQUITY (Details 5)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Statement Line Items [Line Items]
Number of warrants | shares	2,303,900
Weighted average exercise price ($C) | $ / shares	$ 0.13
Weighted average remaining life (in years)	1 year 6 months 14 days
Agent Share Purchase Warrants 1
Statement Line Items [Line Items]
Expiry date	2-Apr-21
Number of warrants | shares	363,900
Weighted average exercise price ($C) | $ / shares	$ 0.16
Weighted average remaining life (in years)	3 months
Agent Share Purchase Warrants 2
Statement Line Items [Line Items]
Expiry date	3-May-21
Number of warrants | shares	60,000
Weighted average exercise price ($C) | $ / shares	$ 0.16
Weighted average remaining life (in years)	4 months 2 days
Agent Share Purchase Warrants 3
Statement Line Items [Line Items]
Expiry date	16-Apr-22
Number of warrants | shares	60,000
Weighted average exercise price ($C) | $ / shares	$ 0.1
Weighted average remaining life (in years)	1 year 3 months 14 days
Agent Share Purchase Warrants 4
Statement Line Items [Line Items]
Expiry date	15-Jul-22
Number of warrants | shares	60,000
Weighted average exercise price ($C) | $ / shares	$ 0.12
Weighted average remaining life (in years)	1 year 6 months 14 days
Agent Share Purchase Warrants 5
Statement Line Items [Line Items]
Expiry date	9-Nov-22
Number of warrants | shares	1,760,000
Weighted average exercise price ($C) | $ / shares	$ 0.12
Weighted average remaining life (in years)	1 year 10 months 10 days